Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MATRIX ADVISORS FUNDS TRUST
Entity Central Index Key	0001679949
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Matrix Advisors Dividend Fund
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Dividend Fund
Class Name	Matrix Advisors Dividend Fund
Trading Symbol	MADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matrix Advisors Dividend Fund (the “Fund”) for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at 1-800-366-6223.
Additional Information Phone Number	1-800-366-6223
Additional Information Website	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Dividend Fund	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the year ended 6/30/2026 was +17.76%, compared to the S&P 500 Total Return Index (the “S&P 500”) at +22.32% and the Russell 1000 Value Total Return Index (the “Russell 1000 Value”) at +27.12% during the same time period. The market’s performance was driven by AI infrastructure, electrification, and robust capital spending. Market leadership broadened somewhat beyond the Magnificent 7, but the dominant winners remained semiconductor, cloud, data-center, power, and industrials, especially those benefiting from the AI revolution. Many of the best performing companies pay no/small dividends, disqualifying them for inclusion in the  Fund’s portfolio. Financials, health care, real estate, and traditional defensive sectors lagged materially. The companies in the Fund’s portfolio again exhibited strong operating and financial performance, supporting the portfolio’s strong absolute investment performance. All 25 companies in the portfolio on 6/30/26 increased their dividends over the prior 12 months, with an average increase of +6.8%. The high dividend yield for the portfolio (2.66% at 6/30/26) was well above the S&P 500 dividend yield of 1.08% and 1.69% for the Russell 1000 Value. Along with the steep valuation discount (using 2026 estimated P/E) of 16.5x vs. 21.8x for the S&P 500, the Fund was protective during periods of overall market weakness, while still participating in market gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/13/2016)
Matrix Advisors Dividend Fund	17.76	10.65	10.86
S&P 500 Total Return Index	22.32	13.41	15.74
Russell 1000 Value Total Return Index	27.12	11.17	11.67

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/ for more recent performance information.
Net Assets	$ 64,467,116
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 245,841
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$64,467,116
Number of Holdings	26
Net Advisory Fee	$245,841
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors*	(% of Net Assets)
Manufacturing	40.6%
Finance and Insurance	26.4%
Information	10.0%
Utilities	8.9%
Retail Trade	8.2%
Accommodation and Food Services	5.4%
Cash & Other	0.5%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.5%
QUALCOMM, Inc.	5.5%
The PNC Financial Services Group, Inc.	5.2%
US Bancorp	5.0%
The Home Depot, Inc.	5.0%
Morgan Stanley	4.9%
Amgen, Inc.	4.9%
Texas Instruments, Inc.	4.7%
Starbucks Corp.	4.7%
Medtronic PLC	4.7%
[1]
Updated Prospectus Web Address	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/.

[1]
*	Fund portfolio holdings are classified in this report according to primary business activity using the North American Industry Classification System (NAICS). However, the Fund’s investment adviser uses alternative industry classification systems for managing investment positions in the Fund’s portfolio.